Supplement Dated September 14, 2007
to the Statement of Additional Information
of each Fund listed below:

BLACKROCK BASIC VALUE FUND, INC.
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
BLACKROCK BALANCED CAPITAL FUND, INC.
BLACKROCK EUROFUND
BLACKROCK GLOBAL ALLOCATION FUND, INC.
BLACKROCK GLOBAL GROWTH FUND, INC.
BLACKROCK NATURAL RESOURCES TRUST
BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.
BLACKROCK EQUITY DIVIDEND FUND
BLACKROCK DEVELOPING CAPITAL MARKETS FUND, INC.
BLACKROCK GLOBAL SMALLCAP FUND, INC.
BLACKROCK TECHNOLOGY FUND, INC.
BLACKROCK GLOBAL DYNAMIC EQUITY FUND
BLACKROCK HEALTHCARE FUND, INC.
BLACKROCK LATIN AMERICA FUND, INC.
BLACKROCK PACIFIC FUND, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.
BLACKROCK FOCUS TWENTY FUND, INC.
BLACKROCK FOCUS VALUE FUND, INC.
BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.
BlackRock Mid Cap Value Opportunities Fund
BLACKROCK INTERNATIONAL VALUE TRUST
BlackRock International Value Fund
BLACKROCK SERIES, INC.
BlackRock Small Cap Growth Fund II
BlackRock International Fund
BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Fund

BlackRock Bond Fund, Inc.

BlackRock Bond Fund

BlackRock High Income Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

BlackRock Municipal Insured Fund

BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund

BlackRock California Municipal Series Trust

BlackRock California Insured Municipal Bond Fund

BlackRock Multi-State Municipal Series Trust

BlackRock Florida Municipal Bond Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock World Income Fund, Inc.

BlackRock Short-Term Bond Series, Inc.

BlackRock Short-Term Bond Fund

BlackRock Municipal Series Trust

BlackRock Intermediate Municipal Fund

BlackRock Commodity Strategies Fund

FDP SERIES, INC.
Marsico Growth FDP Fund

MFS Research International FDP Fund

Franklin Templeton Total Return FDP Fund

Van Kampen Value FDP Fund

The section entitled “Management and Advisory Arrangements” of the Statement of Additional Information of each Fund listed above is hereby amended by adding the following:

Pursuant to the Investment Advisory Agreement, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Portfolios. In addition, BlackRock may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

Effective December 3, 2007, the section entitled “Redemption of Shares – Reinstatement Privilege – Investor A Shares” of the Statement of Additional Information of each Fund listed above is deleted in its entirety and replaced with the following :

Upon redemption of any class of shares (other than Investor C, C1, C2 and Class R shares, as applicable), shareholders may reinvest their redemption proceeds (after paying any applicable CDSC or redemption fee) in Investor A shares of the SAME fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, PFPC must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Code # BRSAI-SUPII0907